INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
Disclosure of intangible assets [text block]

6) INTANGIBLE ASSETS

The following table presents the breakdown of intangible assets at December 31, 2016 and 2017 and respective changes in the year:

	Thousands of U.S. dollars
	Balance at December 31, 2015	Additions	Acquisitions from business combination	Disposals	Transfers	Translation differences	Balance at December 31, 2016
Cost
Development	2,422	1,231	-	(52)	-	306	3,907
Customer base	254,110	-	2,522	-	-	7,525	264,157
Software	90,278	8,140	105	(7,546)	-	47,073	138,050
Other intangible assets	39,492	980	1	(2,422)	-	6,788	44,839
Work in progress	1,198	2,693	-	(6)	-	(1,062)	2,823
Total cost	387,500	13,044	2,628	(10,026)	-	60,630	453,776
Accumulated amortization
Development	(282)	(241)	-	33	-	15	(475)
Customer base	(77,443)	(24,175)	-	-	(872)	(2,806)	(105,296)
Software	(36,637)	(21,953)	-	6,716	-	(16,264)	(68,138)
Other intangible assets	(24,665)	(4,547)	-	287	872	(3,754)	(31,807)
Total accumulated amortization	(139,027)	(50,916)	-	7,036	-	(22,809)	(205,716)
Impairment	(22,213)	-	-	-	-	706	(21,507)
Net intangible assets	226,260	(37,872)	2,628	(2,990)	-	38,527	226,553

	Thousands of U.S. dollars
	Balance at December 31, 2016	Additions	Acquisitions from business combination (Note 5)	Disposals	Transfers	Translation differences	Balance at December 31, 2017
Cost
Development	3,907	1,513	-	(7)	(627)	(90)	4,696
Customer base	264,157	2,552	14,931	(9)	-	10,267	291,898
Software	138,050	12,463	1,468	(3,085)	2,115	7,024	158,035
Other intangible assets	44,839	18,960	57	(533)	1,155	775	65,253
Work in progress	2,823	-	-	(259)	(2,073)	(29)	462
Total cost	453,776	35,488	16,456	(3,893)	570	17,947	520,344
Accumulated amortization
Development	(475)	(235)	-	7	(1)	13	(691)
Customer base	(105,296)	(25,222)	-	-	-	(3,140)	(133,658)
Software	(68,138)	(24,669)	-	147	(179)	(1,066)	(93,905)
Other intangible assets	(31,807)	(5,069)	-	373	(390)	(624)	(37,517)
Total accumulated amortization	(205,716)	(55,195)	-	527	(570)	(4,817)	(265,771)
Impairment	(21,507)	-	-	-	-	(2,962)	(24,469)
Net intangible assets	226,553	(19,706)	16,456	(3,366)	-	10,168	230,104

“Customer base” represents the fair value, of the intangible assets arising from customer relationships (tacit or explicitly formulated in contracts) with Telefónica Group and with other customers identified in business combination transactions. The addition in 2017 of new entity in the customer base is related of the acquisition of Interfile, as mentioned in Note 5.

Of the total customer base in 2017, the fair value assigned to commercial relationships with Telefónica at the acquisition date amounts to 183,658 thousand U.S. dollars, while the remaining amount relates to other customers. In terms of geographic distribution, the total amount of customer base net of impairment corresponds to businesses in Brazil (131,321 thousand U.S. dollars), Spain (52,939 thousand U.S. dollars) net of impairment, Mexico (48,173 thousand U.S. dollars), Peru (16,295 thousand U.S. dollars), Colombia (3,383 thousand U.S. dollars), Chile (10,110 thousand U.S. dollars) and Argentina and Uruguay (5,208 thousand U.S. dollars).

“Other intangible assets” mainly include payment of loyalty incentives established with customers of the Atento Brasil S.A. and the intangible asset arising from the directory services business in Atento Teleservicios España.

“Work in progress” mainly include the ERP implementation costs which are currently in progress.

In 2016 and 2017, no impairment was recognized in respect of intangible assets.